Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Operating loss carryforward	$ 8,838	$ 2,636
Deferred taxes due to carryforward losses	2,033	606
Deferred tax assets gross	2,033	606
Valuation allowance	(2,033)	(606)
Net deferred tax asset